Deposits and Subordinated Debt - Summary of maturity schedule for deposits greater than one hundred thousand dollars booked in Canada (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	$ 883,569	$ 875,443	$ 769,478
CANADA
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	548,005		515,290
CANADA | Deposits more than one hundred thousand dollar [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	261,405		230,475
CANADA | Less than 3 months [member] | Deposits more than one hundred thousand dollar [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	53,207		46,792
CANADA | 3 to 6 months [member] | Deposits more than one hundred thousand dollar [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	35,888		28,826
CANADA | 6 to 12 months [member] | Deposits more than one hundred thousand dollar [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	59,169		55,288
CANADA | Over 12 months [member] | Deposits more than one hundred thousand dollar [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	$ 113,141		$ 99,569